UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2001
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: ________
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Merlin BioMed Group, L.L.C.
          ----------------------------------------------------
Address:  230 Park Avenue, Suite 928
          ----------------------------------------------------
          New York, NY  10169
          ----------------------------------------------------

Form 13F File Number:  28-5541
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart T. Weisbrod
         ----------------------------------------------------
Title:   Managing Member and Chief Investment Officer
         ----------------------------------------------------
Phone:   646-227-5200
         ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Stuart T. Weisbrod            New York, NY             May 14, 2001


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
Form 13F Information Table Entry Total:      99
Form 13F Information Table Value Total:    868,364
                                           (in thousands)

List of Other Included Managers:            NONE

                                                              VALUE     SHARES/   SH/ PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP    x($1000)    PRN AMT   PRN CALL DISCRETN MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS USD COM NPV          COMMON STOCK     002824100  19,673     416,900    SH         SOLE            416,900   -          -
ALEXION PHARMACEUTICALS INC      COMMON STOCK     015351109   2,282     100,000    SH         SOLE            100,000   -          -
ALLERGAN INC COM                 COMMON STOCK     018490102  34,183     461,000    SH         SOLE            461,000   -          -
ALPHARMA INC CL A                COMMON STOCK     020813101   3,274     100,000    SH         SOLE            100,000   -          -
ALZA CORP COM FORMERLY CL A UN   COMMON STOCK     022615108  40,459     999,000    SH         SOLE            999,000   -          -
AMGEN INC USD.0001 COM           COMMON STOCK     031162100  40,241     668,600    SH         SOLE            668,600   -          -
AMYLIN PHARMACEUTICALS INC       COMMON STOCK     032346108   1,804     181,600    SH         SOLE            181,600   -          -
ANTEX BIOLOGICS INC              COMMON STOCK     03672W308     142      97,700    SH         SOLE             97,700   -          -
APPLERA CORPORATION CELERA GEN   COMMON STOCK     038020202   4,627     150,000    SH         SOLE            150,000   -          -
ARIAD PHARMACEUTICALS INC        COMMON STOCK     04033A100   1,375     250,000    SH         SOLE            250,000   -          -
ARONEX PHARMACEUTICAL INC        COMMON STOCK     042666206   1,845   2,271,000    SH         SOLE          2,271,000   -          -
AURORA BIOSCIENCES CORP COM      COMMON STOCK     051920106   2,753     154,000    SH         SOLE            154,000   -          -
BARD C R INC COM                 COMMON STOCK     067383109  16,094     354,500    SH         SOLE            354,500   -          -
BARR LABS INC COM                COMMON STOCK     068306109   5,717     100,000    SH         SOLE            100,000   -          -
BAXTER INTERNATIONAL  INC USD1   COMMON STOCK     071813109  45,828     486,800    SH         SOLE            486,800   -          -
BECKMAN COULTER INC COM          COMMON STOCK     075811109  17,701     452,800    SH         SOLE            452,800   -          -
BIOCHEM PHARMA INC CAD COM NPV   COMMON STOCK     09058T108   9,130     300,000    SH         SOLE            300,000   -          -
BIOGEN INC                       COMMON STOCK     090597105  75,620   1,194,400    SH         SOLE          1,194,400   -          -
BIOTRANSPLANT INC COM            COMMON STOCK     09066Y107     558     104,945    SH         SOLE            104,945   -          -
BRUKER DALTONICS INC  COM        COMMON STOCK     116795105   1,883     120,000    SH         SOLE            120,000   -          -
CARTER WALLACE INC COM           COMMON STOCK     146285101   7,473     300,000    SH         SOLE            300,000   -          -
CELGENE CORPORATION COM          COMMON STOCK     151020104   3,877     155,000    SH         SOLE            155,000   -          -
CELL THERAPEUTICS INC            COMMON STOCK     150934107     896      50,000    SH         SOLE             50,000   -          -
CEPHEID INC COM STK              COMMON STOCK     15670R107   1,596     399,000    SH         SOLE            399,000   -          -
CERNER CORP COM                  COMMON STOCK     156782104   3,425     100,000    SH         SOLE            100,000   -          -
CHRLS RIVER LABS                 COMMON STOCK     159864107   2,474     100,000    SH         SOLE            100,000   -          -
CORVAS INTL INC COM              COMMON STOCK     221005101   3,151     350,000    SH         SOLE            350,000   -          -
CUBIST PHARMACEUTICALS INC       COMMON STOCK     229678107   5,170     211,000    SH         SOLE            211,000   -          -
CURON MEDICAL COM STK            COMMON STOCK     231292103   1,482     366,200    SH         SOLE            366,200   -          -
CV THERAPEUTICS INC COM          COMMON STOCK     126667104  40,002   1,212,200    SH         SOLE          1,212,200   -          -
DEPOMED INC COM                  COMMON STOCK     249908104   1,039     250,900    SH         SOLE            250,900   -          -
DIGENE CORP COM                  COMMON STOCK     253752109     503      33,000    SH         SOLE             33,000   -          -
ELAN CORP PLC ADR (REPR 1 ORD)   ADRS STOCKS      284131208   3,574      68,400    SH         SOLE             68,400   -          -
GENAERA CORPORATION              COMMON STOCK     36867G100   5,032   1,643,000    SH         SOLE          1,643,000   -          -
GENENCOR INTL COM STK            COMMON STOCK     368709101   2,119     210,600    SH         SOLE            210,600   -          -
GENSET SA SPONSORED ADR          ADRS STOCKS      37244T104   1,463     360,000    SH         SOLE            360,000   -          -
GENZYME CORP COM                 COMMON STOCK     372917104  46,006     509,300    SH         SOLE            509,300   -          -
GUILFORD PHARMACEUTICALS INC     COMMON STOCK     401829106   5,735     310,000    SH         SOLE            310,000   -          -
HCA - THE HEALTHCARE COMPANY     COMMON STOCK     404119109  16,998     422,100    SH         SOLE            422,100   -          -
HEALTH NET INC                   COMMON STOCK     42222G108   4,122     200,000    SH         SOLE            200,000   -          -
HEALTHSOUTH CORP COM             COMMON STOCK     421924101   5,360     415,800    SH         SOLE            415,800   -          -
HUMAN GENOME SCIENCES INC        COMMON STOCK     444903108   6,390     138,900    SH         SOLE            138,900   -          -
HUMANA INC COM                   COMMON STOCK     444859102   2,620     250,000    SH         SOLE            250,000   -          -
IDEC PHARMACEUTICALS  CORP       COMMON STOCK     449370105  27,964     699,100    SH         SOLE            699,100   -          -
ILEX ONCOLOGY INC COM            COMMON STOCK     451923106   3,947     258,800    SH         SOLE            258,800   -          -
IMCLONE SYSTEMS INC COM          COMMON STOCK     45245W109   8,535     257,200    SH         SOLE            257,200   -          -
IMMUNOGEN INC COM                COMMON STOCK     45253H101   1,376     102,900    SH         SOLE            102,900   -          -
INCYTE GENOMICS INC              COMMON STOCK     45337C102  14,920     972,000    SH         SOLE            972,000   -          -
INTERNEURON PHARMACEUTICALS      COMMON STOCK     460573108   1,719     550,000    SH         SOLE            550,000   -          -
INVITROGEN CORP                  COMMON STOCK     46185R100  19,521     355,900    SH         SOLE            355,900   -          -
KOS PHARMACEUTICALS INC COM      COMMON STOCK     500648100   3,642     207,400    SH         SOLE            207,400   -          -
LIGAND PHARMACEUTICALS INC       COMMON STOCK     53220K207   3,062     313,000    SH         SOLE            313,000   -          -
MANOR CARE INC COM STK           COMMON STOCK     564055101   5,298     259,700    SH         SOLE            259,700   -          -
MATRIX PHARMACEUTICAL INC        COMMON STOCK     576844104   3,183     353,700    SH         SOLE            353,700   -          -
MDS INC                          COMMON STOCK     55269P302   1,485     150,000    SH         SOLE            150,000   -          -
MEDAREX INC COM                  COMMON STOCK     583916101   2,921     175,000    SH         SOLE            175,000   -          -
MEDIMMUNE INC COM                COMMON STOCK     584699102   8,969     250,000    SH         SOLE            250,000   -          -
MEDIMMUNE INC COM                OPTIONS - PUTS   5846990PF   8,969     250,000    SH  PUT    SOLE                  -   -    250,000
MILLIPORE CORP COM               COMMON STOCK     601073109  16,515     357,000    SH         SOLE            357,000   -          -
MINIMED INC COM                  OPTIONS - CALLS  60365K0DG  14,531     500,000    SH  CALL   SOLE                  -   -    500,000
MOLECULAR DEVICES CORP COM       COMMON STOCK     60851C107   2,361      51,900    SH         SOLE             51,900   -          -
MYLAN LABS INC COM               COMMON STOCK     628530107  18,509     716,000    SH         SOLE            716,000   -          -
MYRIAD GENETICS COM              COMMON STOCK     62855J104   2,029      50,000    SH         SOLE             50,000   -          -
NEOFORMA.COM INC COM STK         COMMON STOCK     640475109     119     100,200    SH         SOLE            100,200   -          -
NEOPHARM INC COM                 COMMON STOCK     640919106   1,918      90,000    SH         SOLE             90,000   -          -
NEORX CORP COM PAR $0.02         COMMON STOCK     640520300     358      85,500    SH         SOLE             85,500   -          -
NEUROBIOLOGICAL TECHNOLOGIES I   COMMON STOCK     64124W106     369     200,000    SH         SOLE            200,000   -          -
NPS PHARMACEUTICALS INC COM      COMMON STOCK     62936P103  36,118   1,719,900    SH         SOLE          1,719,900    -         -
OSI PHARMACEUTICALS INC          COMMON STOCK     671040103   4,941     124,700    SH         SOLE            124,700   -          -
OWENS & MINOR INC NEW            COMMON STOCK     690732102   2,067     125,000    SH         SOLE            125,000   -          -
OXFORD HEALTH PLANS INC          COMMON STOCK     691471106   3,424     128,000    SH         SOLE            128,000   -          -
PACKARD BIOSCI COM STK           COMMON STOCK     695172205   3,188     429,500    SH         SOLE            429,500   -          -
PERKINELMER INC COM STK          OPTIONS - CALLS  7140460DK   5,245     100,000    SH  CALL   SOLE                  -   -    100,000
PRECISION OPTICS INC MASS        COMMON STOCK     740294103     166      95,000    SH         SOLE             95,000   -          -
PRIORITY HEALTHCARE CORP         COMMON STOCK     74264T102   2,869      76,000    SH         SOLE             76,000   -          -
PROFESSIONAL DETAILING INC COM   COMMON STOCK     74312N107   5,556      90,000    SH         SOLE             90,000   -          -
PROVINCE HEALTHCARE CO           COMMON STOCK     743977100  12,931     424,800    SH         SOLE            424,800   -          -
RITE AID CORPORATION COM         COMMON STOCK     767754104  20,004   2,990,000    SH         SOLE          2,990,000   -          -
RITE AID CORPORATION COM         OPTIONS - CALLS  7677540DA   6,690   1,000,000    SH  CALL   SOLE                  -   -  1,000,000
RITE AID CORPORATION COM         OPTIONS - CALLS  7677540GA   3,177     475,000    SH  CALL   SOLE                  -   -    475,000
SCHERING PLOUGH CORP  USD1 COM   COMMON STOCK     806605101   3,653     100,000    SH         SOLE            100,000   -          -
SCIOS INC COM                    COMMON STOCK     808905103   4,600     200,000    SH         SOLE            200,000   -          -
SEATTLE GENETIC                  COMMON STOCK     812578102   2,001     400,000    SH         SOLE            400,000   -          -
SEPRACOR INC COM                 COMMON STOCK     817315104   4,986     155,800    SH         SOLE            155,800   -          -
SICOR INC COM                    COMMON STOCK     825846108     908      65,100    SH         SOLE             65,100   -          -
SPECIALTY LABS                   COMMON STOCK     84749R100   3,393     138,500    SH         SOLE            138,500   -          -
TANOX INC COM STK                OPTIONS - PUTS   87588Q0PX   1,944     100,000    SH  PUT    SOLE                  -   -    100,000
TECHNE CORP COM                  COMMON STOCK     878377100   1,960      75,000    SH         SOLE             75,000   -          -
TENET HEALTHCARE CORP COM        COMMON STOCK     88033G100  18,766     426,500    SH         SOLE            426,500   -          -
TEVA PHARMACEUTICAL ADR FOR 10   ADRS STOCKS      881624209   5,642     103,300    SH         SOLE            103,300   -          -
TRIAD HOSPITALS INC COM          COMMON STOCK     89579K109   7,122     252,100    SH         SOLE            252,100   -          -
TRIGON HEALTHCARE INC            COMMON STOCK     89618L100   7,308     141,900    SH         SOLE            141,900   -          -
TRIPATH IMAGING INC COM STK      COMMON STOCK     896942109     235      37,500    SH         SOLE             37,500   -          -
VALENTIS INC COM                 COMMON STOCK     91913E104   2,274     449,100    SH         SOLE            449,100   -          -
VERTEX PHARMACEUTICALS INC       COMMON STOCK     92532F100  12,525     342,000    SH         SOLE            342,000   -          -
VIROLOGIC INC COM STK            COMMON STOCK     92823R201     182     135,300    SH         SOLE            135,300   -          -
VIROPHARMA INC COM               COMMON STOCK     928241108   2,093      72,500    SH         SOLE             72,500   -          -
VYSIS INC COM                    COMMON STOCK     928961101     549      91,500    SH         SOLE             91,500   -          -
WATERS CORP COM                  COMMON STOCK     941848103  13,935     300,000    SH         SOLE            300,000   -          -